Tax-related balances - Summary Of Tax Credit And Other Receivables Payables (Detail) - EUR (€) € in Thousands	Jun. 30, 2024		Dec. 31, 2023
Major components of tax expense (income) [abstract]
VAT receivables	€ 2,629		€ 3,800
Government Grant receivables	1,615		3,200
Income tax credit receivables (short term)	1,053		1,258
Income tax credit receivables (long term)	5,847		6,056
Other tax receivable	173		171
Total	11,317		14,485
VAT payable	1,820		2,741
Social Security payable	783		1,372
Personal Income Tax payable	1,595		2,096
Deferred tax liability	8,694	[1]	9,347
Total	€ 12,892		€ 15,556

[1]	Unaudited